OTHER ASSETS AND OTHER LIABILITIES - The movement of the provision for sundry risks (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OTHER ASSETS AND OTHER LIABILITIES
Balance at the beginning of the year	S/ 359,853	S/ 342,350	S/ 275,841
Provision, Note 29	140,897	27,272	42,236
Increase (decrease), net	13,632	(9,769)	24,273
Balances	S/ 514,382	S/ 359,853	S/ 342,350